Stock Purchase Plan (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) employee shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of employees contributing to company's ESOP | employee	39,941
Participants percentage contribution on a pretax basis only of their annual compensation (up to the lesser of)	20.00%
Percentage of matching contribution to ESOP Plan by employer	100.00%
Percentage of eligible contribution plan up to which employer contributes (up to)	6.00%
Company contributions to ESOP on behalf of participating employees representing amounts authorized by employees to be withheld from their earnings on pre-tax basis	$ 170,326	$ 138,731	$ 127,697
Company's matching contributions to the ESOP	$ 104,715	$ 90,682	$ 85,525
Employee stock ownership plan common stock shares held in ESOP (in shares) | shares	9,353,926
Percentage of total voting shares outstanding held by the ESOP	10.00%